Aggregate Number and Price of Shares Repurchased (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share Repurchases [Line Items]
Acquisition of treasury stock based on the resolution of the board of directors		138,141	154,065
Aggregate price of shares repurchased		¥ 20,000	¥ 20,000